SCHEDULE OF DEBT TO EQUITY RATIO (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Financial Instruments Financial Risks And Capital Risks Management
Total debts	$ 10,607,521	$ 31,699,979
Total equity	$ 3,770,851	$ 9,108,092
Debt-to-equity %	281.00%	348.00%